Expense Example - American Century Capital Portfolios Prospectus	Mar. 01, 2026 USD ($)
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,351
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	943
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,278
Expense Example, with Redemption, 10 Years	2,115
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	662
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	2,247
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,909
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	943
GLOBAL REAL ESTATE FUND | GLOBAL REAL ESTATE FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
REAL ESTATE FUND | REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,409
REAL ESTATE FUND | REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,178
REAL ESTATE FUND | REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
REAL ESTATE FUND | REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,168
REAL ESTATE FUND | REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	677
Expense Example, with Redemption, 5 Years	1,160
Expense Example, with Redemption, 10 Years	2,300
REAL ESTATE FUND | REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,964
REAL ESTATE FUND | REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,178
REAL ESTATE FUND | REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002